Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Finance leases maturity term	3 years
Research And Development Leased Building [Member]
Statement [Line Items]
Additions	€ 0.9
Manufacturing Leased Buidling [Member]
Statement [Line Items]
Additions	0.2
Laboratoty Equipment Leased Building [Member]
Statement [Line Items]
Additions	€ 0.5
Buildings [member] | Reported If In Compliance With Requirement Of IFRS 16 [Member]
Statement [Line Items]
Additions to right-of-use assets		€ 3.2